Commitment and Contingencies -10Q (Details)								1 Months Ended
	Dec. 01, 2024 USD ($)	Dec. 01, 2023 USD ($)	Oct. 31, 2023 USD ($)	Aug. 11, 2023 shares	Aug. 03, 2023 USD ($)	Jan. 19, 2022 lawsuit	Nov. 28, 2021 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 lawsuit	Oct. 31, 2021 shares	Oct. 31, 2021 complaint	Aug. 31, 2020 USD ($)	Jun. 30, 2023 USD ($)
Other Commitments [Line Items]
2023										$ 66,626									$ 66,626
2024										59,964									59,964
Loss contingency, damages sought, value								$ 610,000	$ 100,000	$ 500,000	$ 2,300,000		$ 213,000
Horizon Well Testing Case
Other Commitments [Line Items]
Damages paid value																		$ 3,300,000
Loss contingency interest rate (as a percent)																		8.00%
Daily late charge																			575
Loss contingency, damages sought, value																		$ 3,300,000
Horizon Well Testing Case | Forecast
Other Commitments [Line Items]
Damages paid value	$ 900,000		$ 2,000,000
Note payable		$ 1,800,000
Monthly note payable payment		$ 75,000
Horizon Well Testing Case | Subsequent Event
Other Commitments [Line Items]
Damages paid value					$ 100,000
Number of shares settled (in shares) | shares				250,000
Complaints In Discount Court of Oklahoma Country State of Oklahoma
Other Commitments [Line Items]
Loss contingency, number of claims						3									3		3
Complaints In Discount Court of Oklahoma Country State of Oklahoma | Settled Litigation
Other Commitments [Line Items]
Number of shares settled (in shares) | shares												37,500				4,688
Litigation settlement amount												$ 24,375		$ 24,375
Licensing Agreement
Other Commitments [Line Items]
Royalty fee										2.50%
Minimum annual payment, reminder of fiscal year																			550,000
Minimum annual payment, year one										$ 420,000									600,000
Minimum annual payment, year two										420,000									620,000
Minimum annual payment, year three										440,000									660,000
Minimum annual payment, year four										$ 460,000									$ 700,000
Licensing Agreement | Minimum
Other Commitments [Line Items]
Royalty fee																			2.50%
Licensing Agreement | Maximum
Other Commitments [Line Items]
Royalty fee																			3.50%
Royalty Agreements
Other Commitments [Line Items]
Payment as a percentage of net sales							1.50%
Royalty agreement, term							10 years
Total royalty payment							$ 50,000,000